Term Debt (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Long-Term Debt, Unclassified [Abstract]
Schedule of long term debt
	Balance December 31, 2013		Additions		Payments		Amortization of Note Discount		Effect of Currency Translation		Balance March 31, 2014
RBC term loan		$1,169		$-		$(187)		$-		$(40)		$942

BDC term loan		1,589		-		-		-		(52)		1,537

SVB term loan-2		722		-		(83)		-		-		639

Total note discounts		(45)		-		-		8		-		(37)

Total debt		$3,435		$-		$(270)		$8		$(92)		$3,081

less current portion												(1,064)
less RBC debt long term classified as current												(188)

Debt, net of current portion												$1,829

				Amortization
	Balance			of Note	Currency	Balance
	January 1, 2013	Additions	Payments	Discount	Translation	December 31, 2013

RBC term loan	$2,090	$-	$(804)	$-	$(117)	$1,169

BDC term loan	1,705	-	-	-	(116)	1,589

SVB term loan	1,000	-	(1,000)	-	-	-

SVB term loan 2	-	1,000	(278)	-	-	722

Total note discounts	(73)	(19)	-	43	4	(45)

Total debt	$4,722	$981	$(2,082)	$43	$(229)	3,435

less current portion						(1,086)
less RBC debt long term classified as current						(388)

Debt, net of current portion						$1,961

				Amortization
	Balance			of Note	Currency	Balance
	January 1, 2012	Additions	Payments	Discount	Translation	December 31, 2012

RBC term loan	$-	$2,401	$(419)	$-	$108	$2,090

BDC term loan	-	1,632	-	-	73	1,705

SVB term loan	2,000	-	(1,000)	-	-	1,000

Total note discounts	(30)	(92)		49		(73)

Total debt	$1,970	$3,941	$(1,419)	$49	$181	4,722

less current portion						(1,800)

Debt, net of current portion						$2,922

Schedule of maturities of long-term obligations for the next five fiscal years
Year	Amount

2014	$1,086
2014 RBD debt long term classified as current	388
2015	321
2016	1,640

Total	$3,435